Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table sets forth the compensation for our Chief Executive Officer (“CEO”) and the average compensation for our other non-CEO
named executive officers (“NEOs”), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the compensation actually paid (“CAP”) to such individuals, as defined under SEC rules, for the years 2022, 2021, and 2020. The table also provides information on our cumulative total shareholder return (“TSR”) for both our Class A and Class B Common Stock; the cumulative
TSR of our peer group; Net Earnings; and the Company-Selected Measure (“CSM”),
Non-GAAP
Adjusted Earnings from Operations (“EFO”), over such years in accordance with SEC rules.
Pay vs. Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total to CEO (b)	Compensation Actually Paid CEO (1)(2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs (1)(2) (e)	TSR (Class A) (f)	TSR (Class B) (g)	Peer TSR (3) (h)	Net Earnings (Loss) in millions (i)	CSM: EFO in millions(4) (j)

2022	$3,535,281	$2,762,629	$1,331,744	$1,150,597	$76.65	$81.19	$113.87	($62.5)	$68.3

2021	$3,938,608	$2,864,364	$1,640,264	$1,362,908	$74.94	$78.78	$152.43	$156.1	$52.6

2020	$1,550,693	$1,334,735	$786,788	$827,855	$91.45	$94.29	$100.85	($72.0)	$44.3

(1)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Table. Compensation actually paid, generally, is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the end of the fiscal year for the applicable year or, if earlier, the vesting date (rather than the grant date). We do not offer pension plan benefits therefore, there was not a change in pension value for any of the years reflective in this table. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2022		2021		2020
	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

(2)
Compensation for the
non-principal
executive officer (“CEO”) and average compensation for
non-CEO
named executive officers (“NEOs”) reflected in columns (c) and (e) represent the following individuals for the years shown: 2022 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Vanessa P. Williams, and Darren L. Simons, 2021 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Timothy L. Dupree, 2020 – Peter W.. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Daniel H. Malan.

(3)
As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 1500 Human Resources and Employment Services Index, which is the industry peer group used for purposed of item 201(e) of Regulation
S-K
as well as used in the Company’s Annual Report on Form
10-K
for the year ended January 1, 2023. TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement period ending December 31, 2019 and ending on December 31 of 2022, 2021, 2020, respectively.

(4)	The following amounts are the reconciliation of the CSM, EFO(in millions):

	2022	2021	2020

As Reported	$14.8	$48.6	($96.6)

Gain on sale of assets	(6.2) (1)		(32.1) (5)

Loss on Disposal	18.7 (2)

Goodwill impairment charge	41.0 (3)		147.7 (6)

Restructuring		4.0 (4)	12.8 (7)

Customer Dispute			9.5 (8)

Adjusted	$68.3	$52.6	$44.3

(1)
Gain on sale of assets in 2022 is related to the sale of real property in the fourth quarter, under-utilized real property in the second quarter, and other real property sold in the first quarter of 2022

(2)	Loss on disposal in 2022 represents the write-off of the net assets of our Russian operations that were sold in the third quarter of 2022

(3)	Goodwill impairment charge in 2022 is the result of interim impairment tests the Company performed related to RocketPower due to triggering events caused by changes in market conditions

(4)
Restructuring charges in 2021 represents severance costs as part of cost management actions designed to increase operational efficiencies with enterprise functions that provide centralize support to operating units

(5)	Gain on sale of assets primarily represents the excess of proceeds over the cost of the headquarters properties sold during the first quarter of 2020

(6)
The goodwill impairment charge is a result of an interim impairment test the Company performed during the first quarter of 2020, due to a triggering event caused by a decline in the Company’s common stock price

(7)	Restructuring charges in 2020 represents severance and lease terminations in preparation for a new operating model adopted in the third quarter of 2020

(8)	Customer dispute in 2020 represents a non-cash charge in Mexico to increase the reserve against a long-term receivable from a former customer based on an updated probability of loss assessment

Company Selected Measure Name	EFO
Named Executive Officers, Footnote [Text Block]	Compensation for the
non-principal
executive officer (“CEO”) and average compensation for
non-CEO
	named executive officers (“NEOs”) reflected in columns (c) and (e) represent the following individuals for the years shown: 2022 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Vanessa P. Williams, and Darren L. Simons, 2021 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Timothy L. Dupree, 2020 – Peter W.. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Daniel H. Malan
Peer Group Issuers, Footnote [Text Block]	As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 1500 Human Resources and Employment Services Index, which is the industry peer group used for purposed of item 201(e) of Regulation
S-K
as well as used in the Company’s Annual Report on Form
10-K
	for the year ended January 1, 2023. TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement period ending December 31, 2019 and ending on December 31 of 2022, 2021, 2020, respectively
PEO Total Compensation Amount	$ 3,535,281	$ 3,938,608	$ 1,550,693
PEO Actually Paid Compensation Amount	$ 2,762,629	2,864,364	1,334,735
Adjustment To PEO Compensation, Footnote [Text Block]
CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2022		2021		2020
	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

Non-PEO NEO Average Total Compensation Amount	$ 1,331,744	1,640,264	786,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,150,597	1,362,908	827,855
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2022		2021		2020
	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
As discussed in the CD&A section of this Proxy Statement, the five items listed below represent the most important financial measures we used to determine CAP for FY 2022.

Most Important Financial Performance Measures
Adjusted EFO
Gross Profit
EBITDA Margin
Revenue Growth
Stock Price

Peer Group Total Shareholder Return Amount	$ 113.87	152.43	100.85
Net Income (Loss)	$ (62,500,000)	$ 156,100,000	$ (72,000,000)
Company Selected Measure Amount	68,300,000	52,600,000	44,300,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EFO
Non-GAAP Measure Description [Text Block]
(4)	The following amounts are the reconciliation of the CSM, EFO(in millions):

	2022	2021	2020

As Reported	$14.8	$48.6	($96.6)

Gain on sale of assets	(6.2) (1)		(32.1) (5)

Loss on Disposal	18.7 (2)

Goodwill impairment charge	41.0 (3)		147.7 (6)

Restructuring		4.0 (4)	12.8 (7)

Customer Dispute			9.5 (8)

Adjusted	$68.3	$52.6	$44.3

(1)
Gain on sale of assets in 2022 is related to the sale of real property in the fourth quarter, under-utilized real property in the second quarter, and other real property sold in the first quarter of 2022

(2)	Loss on disposal in 2022 represents the write-off of the net assets of our Russian operations that were sold in the third quarter of 2022

(3)	Goodwill impairment charge in 2022 is the result of interim impairment tests the Company performed related to RocketPower due to triggering events caused by changes in market conditions

(4)
Restructuring charges in 2021 represents severance costs as part of cost management actions designed to increase operational efficiencies with enterprise functions that provide centralize support to operating units

(5)	Gain on sale of assets primarily represents the excess of proceeds over the cost of the headquarters properties sold during the first quarter of 2020

(6)
The goodwill impairment charge is a result of an interim impairment test the Company performed during the first quarter of 2020, due to a triggering event caused by a decline in the Company’s common stock price

(7)	Restructuring charges in 2020 represents severance and lease terminations in preparation for a new operating model adopted in the third quarter of 2020

(8)	Customer dispute in 2020 represents a non-cash charge in Mexico to increase the reserve against a long-term receivable from a former customer based on an updated probability of loss assessment

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
ClassA [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	$ 76.65	$ 74.94	$ 91.45
ClassB [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	81.19	78.78	94.29
PEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,811,085)	(2,734,149)	(839,987)
PEO [Member] | FYE value of unvested awards granted during current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,052,644	2,045,752	764,875
PEO [Member] | Change in value of unvested awards from prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,855	(167,781)	(68,333)
PEO [Member] | Change in value of awards vesting during current year from the prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,065	7,513	(73,595)
PEO [Member] | Prior FYE value for awards not meeting performance requirements [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(191,086)	(227,577)	0
PEO [Member] | Dividends accrued on unvested stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,957	1,998	1,082
Non-PEO NEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(524,293)	(974,762)	(326,162)
Non-PEO NEO [Member] | FYE value of unvested awards granted during current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	334,843	789,365	405,599
Non-PEO NEO [Member] | Change in value of unvested awards from prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,517	(41,322)	(20,316)
Non-PEO NEO [Member] | Change in value of awards vesting during current year from the prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,069	2,122	(18,452)
Non-PEO NEO [Member] | Prior FYE value for awards not meeting performance requirements [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,686)	(53,637)	0
Non-PEO NEO [Member] | Dividends accrued on unvested stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,404	$ 877	$ 399